LVIP SSGA Small-Cap Index Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.78%
Aerospace & Defense–1.36%
AAR	39,998	$ 710,365
†Aerojet Rocketdyne Holdings	83,868	3,508,198
†Aerovironment	25,181	1,535,034
†Astronics	22,705	208,432
†Axon Enterprise	67,545	4,780,160
Cubic	35,717	1,475,469
†Ducommun	12,500	310,625
†Kratos Defense & Security Solutions	106,550	1,474,652
†Maxar Technologies	71,500	763,620
†Mercury Systems	62,851	4,483,790
Moog Class A	35,481	1,792,855
National Presto Industries	5,672	401,634
Park Aerospace	22,688	285,869
†Parsons	21,500	687,140
Triumph Group	61,400	415,064
†Vectrus	13,600	563,176
		23,396,083
Air Freight & Logistics–0.35%
†Air Transport Services Group	69,176	1,264,537
†Atlas Air Worldwide Holdings	27,820	714,140
†Echo Global Logistics	32,191	549,822
Forward Air	33,239	1,683,555
†Hub Group Class A	38,144	1,734,408
†Radiant Logistics	38,676	149,676
		6,096,138
Airlines–0.26%
Allegiant Travel	14,884	1,217,511
Hawaiian Holdings	54,725	571,329
†Mesa Air Group	25,385	83,517
SkyWest	56,292	1,474,287
†Spirit Airlines	81,294	1,047,880
		4,394,524
Auto Components–0.84%
†Adient	103,900	942,373
†American Axle & Manufacturing Holdings	134,784	486,570
Cooper Tire & Rubber	59,717	973,387
†Cooper-Standard Holdings	16,700	171,509
Dana	170,972	1,335,291
†Dorman Products	31,773	1,756,094
†Fox Factory Holding	44,304	1,860,768
†Gentherm	39,164	1,229,750
LCI Industries	27,904	1,864,824
†Modine Manufacturing	55,422	180,122
†Motorcar Parts of America	20,800	261,664
Standard Motor Products	25,051	1,041,370
†Stoneridge	31,931	534,844
Tenneco Class A	52,677	189,637
†Visteon	31,900	1,530,562
		14,358,765
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobiles–0.06%
Winnebago Industries	36,873	$ 1,025,438
		1,025,438
Banks–8.88%
1st Source	15,934	516,740
ACNB	9,150	274,500
Allegiance Bancshares	21,100	508,721
Amalgamated Bank Class A	14,300	154,726
†Amerant Bancorp	22,800	350,892
American National Bankshares	11,400	272,460
Ameris Bancorp	72,112	1,713,381
Ames National	11,548	236,157
Arrow Financial	13,722	382,432
†Atlantic Capital Bancshares	25,208	299,219
Atlantic Union Bankshares	91,392	2,001,485
Banc of California	49,238	393,904
BancFirst	20,886	696,966
†Bancorp	61,947	376,018
BancorpSouth Bank	113,531	2,148,006
Bank First National	6,800	380,800
Bank of Commerce Holdings	15,880	124,976
Bank of Marin Bancorp	14,998	449,940
Bank of NT Butterfield & Son	62,800	1,069,484
Bank of Princeton	6,500	151,125
Bank7	5,100	40,494
BankFinancial	13,649	120,248
Bankwell Financial Group	6,000	91,560
Banner	41,519	1,371,788
Bar Harbor Bankshares	16,968	293,207
†Baycom	11,200	134,960
BCB Bancorp	19,000	202,350
Berkshire Hills Bancorp	53,893	800,850
Boston Private Financial Holdings	93,317	667,217
Bridge Bancorp	19,792	418,799
Brookline Bancorp	93,119	1,050,382
Bryn Mawr Bank	22,364	634,690
Business First Bancshares	12,800	172,800
Byline Bancorp	27,300	283,101
C&F Financial	4,000	159,600
Cadence BanCorp	140,834	922,463
Cambridge Bancorp	5,470	284,440
Camden National	16,955	533,235
†Capital Bancorp	9,000	112,680
Capital City Bank Group	16,784	337,694
Capstar Financial Holdings	17,787	175,913
Carolina Financial	27,957	723,248
Carter Bank & Trust	26,500	243,270
Cathay General Bancorp	87,703	2,012,784
CBTX	22,000	390,940
CenterState Bank	138,148	2,380,290
Central Pacific Financial	33,430	531,537
LVIP SSGA Small-Cap Index Fund–1

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Central Valley Community Bancorp	12,612	$ 164,460
Century Bancorp Class A	3,561	221,637
Chemung Financial	3,400	112,132
Citizens & Northern	13,313	266,260
City Holding	18,897	1,257,217
Civista Bancshares	16,800	251,328
CNB Financial	17,080	322,300
†Coastal Financial	6,500	68,315
Codorus Valley Bancorp	9,654	155,429
Colony Bankcorp	9,600	120,000
Columbia Banking System	82,493	2,210,812
Community Bank System	58,719	3,452,677
Community Bankers Trust	21,628	104,896
Community Financial	5,500	121,550
Community Trust Bancorp	18,730	595,427
ConnectOne Bancorp	40,969	550,623
†CrossFirst Bankshares	57,300	481,320
†Customers Bancorp	34,680	379,052
CVB Financial	153,159	3,070,838
Dime Community Bancshares	35,851	491,517
Eagle Bancorp	38,446	1,161,454
Enterprise Bancorp	9,563	258,105
Enterprise Financial Services	27,238	760,213
†Equity Bancshares Class A	15,600	269,100
†Esquire Financial Holdings	6,900	103,845
Evans Bancorp	4,624	112,409
Farmers & Merchants Bancorp	10,533	272,910
Farmers National Banc	29,392	341,829
FB Financial	18,800	370,736
Fidelity D&D Bancorp	3,200	163,264
Financial Institutions	18,091	328,171
First Bancorp (Maine)	10,380	228,360
First Bancorp (North Carolina)	32,909	759,540
First BanCorp (Puerto Rico)	254,435	1,353,594
First Bancshares	19,300	368,051
First Bank	18,100	125,614
First Busey	57,535	984,424
First Business Financial Services	10,958	169,849
First Capital	4,100	245,590
First Choice Bancorp	13,221	198,447
First Commonwealth Financial	116,139	1,061,510
First Community Bancshares	19,763	460,478
First Connecticut Bancorp	8,400	111,300
First Financial	15,769	531,731
First Financial Bancorp	115,017	1,714,903
First Financial Bankshares	150,084	4,028,255
First Financial Northwest	7,767	77,981
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Foundation	44,005	$ 449,731
First Guaranty Bancshares	4,829	69,682
First Internet Bancorp	11,192	183,773
First Interstate BancSystem Class A	44,846	1,293,359
First Merchants	63,668	1,686,565
First Mid-Illinois Bancshares	16,900	401,206
First Midwest Bancorp	125,755	1,664,367
First Northwest Bancorp	9,600	104,352
First of Long Island	27,954	485,002
Flushing Financial	31,230	417,233
FNCB Bancorp	22,000	152,020
Franklin Financial Network	15,100	307,889
Franklin Financial Services	5,300	145,485
Fulton Financial	183,700	2,110,713
†FVCBankcorp	14,700	195,804
German American Bancorp	27,777	762,479
Glacier Bancorp	99,743	3,391,761
Great Southern Bancorp	12,670	511,868
Great Western Bancorp	66,900	1,370,112
Guaranty Bancshares	8,653	200,230
Hancock Whitney	99,275	1,937,848
Hanmi Financial	32,220	349,587
†Harborone Bancorp	31,958	240,644
Hawthorn Bancshares	7,200	132,120
HBT Financial	10,700	112,671
Heartland Financial USA	41,238	1,245,388
Heritage Commerce	59,338	455,122
Heritage Financial	41,055	821,100
Hilltop Holdings	82,749	1,251,165
Home BancShares	177,628	2,129,760
HomeTrust Bancshares	16,141	256,965
Hope Bancorp	142,958	1,175,115
Horizon Bancorp	45,382	447,466
†Howard Bancorp	14,400	156,384
IBERIABANK	59,831	2,163,489
Independent Bank	63,667	2,779,381
Independent Bank Group	42,360	1,003,085
International Bancshares	65,664	1,765,048
Investar Holding	9,685	123,677
Investors Bancorp	260,186	2,078,886
Lakeland Bancorp	58,478	632,147
Lakeland Financial	29,217	1,073,725
LCNB	15,100	190,260
Level One Bancorp	7,000	126,000
Live Oak Bancshares	32,100	400,287
Macatawa Bank	29,800	212,176
Mackinac Financial	11,700	122,265
†MainStreet Bancshares	8,900	149,164
†Malvern Bancorp	9,500	116,375
Mercantile Bank	19,533	413,514
Metrocity Bankshares	20,000	234,800
†Metropolitan Bank Holding	7,000	188,510
Mid Penn Bancorp	8,000	162,000

LVIP SSGA Small-Cap Index Fund–2

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Midland States Bancorp	24,600	$ 430,254
MidWestOne Financial Group	13,442	281,475
MutualFirst Financial	7,643	215,533
MVB Financial	9,700	123,675
National Bank Holdings Class A	33,052	789,943
National Bankshares	8,208	261,835
NBT Bancorp	50,339	1,630,480
†Nicolet Bankshares	10,100	551,258
†Northeast Bank	7,528	87,776
Northrim BanCorp	7,377	199,179
Norwood Financial	6,900	184,230
Oak Valley Bancorp	8,000	125,920
OFG Bancorp	56,888	636,008
Ohio Valley Banc	5,542	166,149
Old National Bancorp	193,717	2,555,127
Old Second Bancorp	33,195	229,377
Opus Bank	26,900	466,177
Origin Bancorp	23,100	467,775
Orrstown Financial Services	11,100	152,847
†Pacific Mercantile Bancorp	19,800	93,258
Pacific Premier Bancorp	68,902	1,298,114
Park National	15,676	1,217,085
Parke Bancorp	12,962	174,857
PCB Bancorp	12,000	117,360
Peapack Gladstone Financial	21,291	382,173
Penns Woods Bancorp	9,159	222,564
Peoples Bancorp	20,440	452,746
Peoples Bancorp of North Carolina	4,480	91,213
Peoples Financial Services	8,677	344,824
People's Utah Bancorp	16,455	318,733
Preferred Bank	16,546	559,586
Premier Financial Bancorp	12,832	159,117
†Professional Holding Class A	2,400	38,280
QCR Holdings	17,800	481,846
RBB Bancorp	19,500	267,540
Red River Bancshares	6,100	227,042
Reliant Bancorp	10,948	123,384
Renasant	65,808	1,437,247
Republic Bancorp Class A	10,525	347,641
†Republic First Bancorp	50,600	110,814
†Richmond Mutual Bancorp	16,196	165,199
S&T Bancorp	45,024	1,230,056
Sandy Spring Bancorp	38,717	876,553
SB One Bancorp	7,900	134,300
†Seacoast Banking Corp. of Florida	59,944	1,097,575
†Select Bancorp	16,500	125,895
ServisFirst Bancshares	56,200	1,647,784
Shore Bancshares	14,800	160,580
Sierra Bancorp	16,766	294,746
†Silvergate Capital Class A	4,900	46,746
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Simmons First National Class A	109,052	$ 2,006,557
SmartFinancial	16,500	250,965
South Plains Financial	10,677	165,387
South State	38,354	2,252,530
†Southern First Bancshares	9,115	258,593
Southern National Bancorp of Virginia	22,400	220,416
Southside Bancshares	37,967	1,153,817
†Spirit of Texas Bancshares	15,200	157,168
Stock Yards Bancorp	24,232	701,032
Summit Financial Group	11,478	243,448
Tompkins Financial	17,059	1,224,836
Towne Bank	78,837	1,426,161
TriCo Bancshares	30,013	894,988
†TriState Capital Holdings	31,000	299,770
†Triumph Bancorp	27,200	707,200
Trustmark	73,479	1,712,061
UMB Financial	50,782	2,355,269
Union Bankshares	4,097	92,182
United Bankshares	111,895	2,582,537
United Community Banks	89,956	1,647,094
United Security Bancshares	12,531	80,198
Unity Bancorp	7,800	91,260
Univest Corp. of Pennsylvania	34,720	566,630
Valley National Bancorp	447,776	3,273,243
Veritex Holdings	59,082	825,376
Washington Trust Bancorp	18,175	664,478
WesBanco	76,395	1,810,561
West Bancorporation	17,396	284,425
Westamerica Bancorporation	29,781	1,750,527
		152,600,265
Beverages–0.37%
†Boston Beer Class A	9,761	3,587,753
†Celsius Holdings	27,700	116,617
Coca-Cola Consolidated	5,313	1,107,920
†Craft Brew Alliance	13,650	203,385
MGP Ingredients	15,800	424,862
†National Beverage	13,367	570,102
†New Age Beverages	85,800	119,262
Primo Water	25,265	228,901
		6,358,802
Biotechnology–9.10%
†89bio	4,000	101,000
†Abeona Therapeutics	64,400	135,240
†ACADIA Pharmaceuticals	130,400	5,509,400
†Acceleron Pharma	52,100	4,682,227
†Acorda Therapeutics	49,771	46,416
†Adamas Pharmaceuticals	23,000	66,470
†ADMA Biologics	80,700	232,416
†Aduro Biotech	67,300	184,402

LVIP SSGA Small-Cap Index Fund–3

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Adverum Biotechnologies	70,900	$ 692,693
†Aeglea BioTherapeutics	33,600	156,576
†Affimed	74,900	118,342
†Agenus	134,400	329,280
†AgeX Therapeutics	8,526	7,929
†Aimmune Therapeutics	50,500	728,210
†Akcea Therapeutics	12,400	177,320
†Akebia Therapeutics	140,186	1,062,610
†Akero Therapeutics	9,800	207,760
†Albireo Pharma	14,600	239,002
†Aldeyra Therapeutics	26,100	64,467
†Alector	40,989	989,065
†Allakos	23,000	1,023,270
†Allogene Therapeutics	43,400	843,696
†AMAG Pharmaceuticals	39,329	243,053
†Amicus Therapeutics	295,400	2,729,496
†AnaptysBio	29,900	422,487
†Anavex Life Sciences	54,800	172,620
†Anika Therapeutics	16,195	468,197
†Apellis Pharmaceuticals	67,404	1,805,753
†Applied Therapeutics	9,300	304,017
†Aprea Therapeutics	6,800	236,368
†Arcus Biosciences	37,600	521,888
†Arcutis Biotherapeutics	12,600	375,480
†Ardelyx	70,600	401,361
†Arena Pharmaceuticals	57,810	2,428,020
†Arrowhead Pharmaceuticals	115,732	3,329,610
†Assembly Biosciences	32,100	476,043
†Atara Biotherapeutics	58,000	493,580
†Athenex	82,000	634,680
†Athersys	151,600	454,800
†Atreca Class A	19,600	324,380
†Avid Bioservices	70,000	357,700
†Avrobio	28,485	443,227
†Beam Therapeutics	12,900	232,200
†Beyondspring	13,000	166,530
†BioCryst Pharmaceuticals	162,903	325,806
†Biohaven Pharmaceutical Holding	48,900	1,664,067
†BioSpecifics Technologies	6,616	374,267
†Bioxcel Therapeutics	8,230	183,941
†Black Diamond Therapeutics	12,700	316,865
†Blueprint Medicines	61,948	3,622,719
†Bridgebio Pharma	85,800	2,488,200
†Cabaletta Bio	8,900	64,970
†Calithera Biosciences	68,900	305,916
†Calyxt	6,000	19,980
†Cara Therapeutics	48,000	634,080
†CareDx	48,700	1,063,121
†CASI Pharmaceuticals	50,700	103,428
†Castle Biosciences	10,800	321,948
†Catalyst Pharmaceuticals	117,200	451,220
†Celcuity	5,332	34,658
†Cellular Biomedicine Group	12,900	204,078
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†CEL-SCI	37,200	$ 429,288
†Centogene	2,500	50,000
†Checkpoint Therapeutics	31,700	47,867
†ChemoCentryx	46,545	1,870,178
†Chimerix	45,100	64,944
†Clovis Oncology	62,235	395,815
†Coherus Biosciences	74,105	1,201,983
†Concert Pharmaceuticals	33,102	292,622
†Constellation Pharmaceuticals	21,242	667,636
†Corbus Pharmaceuticals Holdings	74,692	391,386
†Cortexyme	13,700	624,857
†Crinetics Pharmaceuticals	13,268	195,040
†Cue Biopharma	24,500	347,655
†Cytokinetics	62,566	737,653
†CytomX Therapeutics	50,900	390,403
†Deciphera Pharmaceuticals	23,487	966,960
†Denali Therapeutics	61,800	1,082,118
†Dicerna Pharmaceuticals	63,300	1,162,821
†Dynavax Technologies	94,315	332,932
†Eagle Pharmaceuticals	11,000	506,000
†Editas Medicine	61,138	1,212,367
†Eidos Therapeutics	13,600	666,264
†Eiger BioPharmaceuticals	28,300	192,440
†Emergent BioSolutions	52,348	3,028,855
†Enanta Pharmaceuticals	22,600	1,162,318
†Enochian Biosciences	20,800	62,400
†Epizyme	91,700	1,422,267
†Esperion Therapeutics	30,000	945,900
†Evelo Biosciences	17,900	67,215
†Fate Therapeutics	71,554	1,589,214
†FibroGen	90,100	3,130,975
†Five Prime Therapeutics	39,900	90,573
†Flexion Therapeutics	41,700	328,179
†Forty Seven	29,000	2,767,180
†Frequency Therapeutics	6,900	122,889
†G1 Therapeutics	40,989	451,699
†Galectin Therapeutics	41,400	81,144
†Geron	231,294	275,240
†Global Blood Therapeutics	67,000	3,423,030
†GlycoMimetics	40,400	92,112
†Gossamer Bio	51,700	524,755
†Gritstone Oncology	30,100	175,182
†Halozyme Therapeutics	154,143	2,773,033
†Harpoon Therapeutics	8,400	97,272
†Heron Therapeutics	99,592	1,169,210
†Homology Medicines	28,400	441,336
†Hookipa Pharma	12,400	102,300
†IGM Biosciences	5,200	291,980
†ImmunoGen	189,793	647,194
†Immunomedics	218,321	2,942,967
†Inovio Pharmaceuticals	113,100	841,464
†Insmed	101,800	1,631,854

LVIP SSGA Small-Cap Index Fund–4

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Intellia Therapeutics	43,500	$ 532,005
†Intercept Pharmaceuticals	28,800	1,813,248
†Invitae	98,880	1,351,690
†Iovance Biotherapeutics	135,600	4,059,186
†Ironwood Pharmaceuticals	184,072	1,857,286
†Jounce Therapeutics	16,200	76,950
†Kadmon Holdings	180,172	754,921
†KalVista Pharmaceuticals	14,100	107,865
†Karuna Therapeutics	11,800	849,600
†Karyopharm Therapeutics	70,362	1,351,654
†Kezar Life Sciences	36,100	157,396
†Kindred Biosciences	36,700	146,800
†Kiniksa Pharmaceuticals Class A	13,800	213,624
†Kodiak Sciences	33,115	1,579,586
†Krystal Biotech	11,900	514,556
†Kura Oncology	38,999	388,040
†La Jolla Pharmaceutical	22,300	93,660
†Lexicon Pharmaceuticals	51,616	100,651
†Ligand Pharmaceuticals	20,165	1,466,399
†Lineage Cell Therapeutics	85,268	70,610
†LogicBio Therapeutics	12,100	59,774
†MacroGenics	59,500	346,290
†Madrigal Pharmaceuticals	10,135	676,613
†Magenta Therapeutics	23,247	145,991
†MannKind	230,900	237,827
†Marker Therapeutics	33,200	63,080
†MediciNova	46,900	174,468
†MEI Pharma	129,800	208,978
†MeiraGTx Holdings	21,892	294,228
†Mersana Therapeutics	45,600	265,848
†Millendo Therapeutics	12,300	64,944
†Minerva Neurosciences	31,100	187,222
†Mirati Therapeutics	34,100	2,621,267
†Mirum Pharmaceuticals	6,400	89,600
†Molecular Templates	21,700	288,393
†Momenta Pharmaceuticals	131,182	3,568,150
†Morphic Holding	12,500	183,500
†Mustang Bio	20,000	53,600
†Myriad Genetics	84,200	1,204,902
†Natera	73,400	2,191,724
†Neon Therapeutics	6,410	16,922
†NextCure	16,200	600,534
†Novavax	36,261	492,424
†Oncocyte	29,700	72,765
=†πOncternal Therapeutics	828	1,565
†OPKO Health	461,800	618,812
†Organogenesis Holdings	14,800	47,804
†Oyster Point Pharma	6,400	224,000
†Palatin Technologies	222,000	94,039
†PDL BioPharma	137,481	387,696
†Pfenex	33,500	295,470
†PhaseBio Pharmaceuticals	17,200	56,932
†Pieris Pharmaceuticals	52,400	119,472
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†PolarityTE	9,500	$ 10,260
†Portola Pharmaceuticals	85,700	611,041
†Precigen	84,300	286,620
†Precision BioSciences	44,700	269,541
†Prevail Therapeutics	16,200	197,478
†Principia Biopharma	21,800	1,294,484
†Progenics Pharmaceuticals	99,698	378,852
†Protagonist Therapeutics	18,800	132,728
†Prothena	47,000	502,900
†PTC Therapeutics	69,324	3,092,544
†Puma Biotechnology	37,800	319,032
†Ra Pharmaceuticals	39,800	1,910,798
†Radius Health	50,600	657,800
†Rapt Therapeutics	3,300	70,191
†REGENXBIO	39,500	1,279,010
†Replimune Group	12,976	129,371
†Retrophin	46,200	674,058
†REVOLUTION Medicines	17,200	376,852
†Rhythm Pharmaceuticals	31,988	486,857
†Rigel Pharmaceuticals	195,963	305,702
†Rocket Pharmaceuticals	36,100	503,595
†Rubius Therapeutics	37,900	168,655
†Sangamo Therapeutics	128,789	820,386
†Savara	29,200	61,904
†Scholar Rock Holding	21,700	262,787
†Seres Therapeutics	43,900	156,723
†Solid Biosciences	22,900	54,731
†Sorrento Therapeutics	140,500	258,520
†Spectrum Pharmaceuticals	140,225	326,724
†Spero Therapeutics	15,724	127,050
†SpringWorks Therapeutics	11,900	321,300
†Stemline Therapeutics	49,600	240,064
†Stoke Therapeutics	20,600	471,740
†Sutro Biopharma	15,100	154,020
†Syndax Pharmaceuticals	27,706	303,935
†Synlogic	17,900	30,788
†Syros Pharmaceuticals	42,100	249,653
†TCR2 Therapeutics	12,300	95,202
†TG Therapeutics	102,200	1,005,648
†Tocagen	18,012	21,975
†Translate Bio	42,104	419,777
†Turning Point Therapeutics	32,700	1,460,382
†Twist Bioscience	29,300	895,994
†Tyme Technologies	93,500	102,850
†Ultragenyx Pharmaceutical	62,700	2,785,761
†UNITY Biotechnology	29,200	169,360
†UroGen Pharma	21,600	385,344
†Vanda Pharmaceuticals	62,681	649,375
†VBI Vaccines	179,700	170,715
†Veracyte	55,900	1,358,929
†Vericel	54,400	498,848
†Viela Bio	5,700	216,600
†Viking Therapeutics	69,936	327,300
†Vir Biotechnology	7,500	257,025

LVIP SSGA Small-Cap Index Fund–5

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Voyager Therapeutics	27,900	$ 255,285
†X4 Pharmaceuticals	15,386	153,860
†XBiotech	12,884	136,828
†Xencor	55,800	1,667,304
†Y-mAbs Therapeutics	26,600	694,260
†ZIOPHARM Oncology	208,517	510,867
		156,486,255
Building Products–1.52%
AAON	47,017	2,271,861
Advanced Drainage Systems	51,300	1,510,272
†American Woodmark	19,975	910,261
Apogee Enterprises	31,447	654,727
†Armstrong Flooring	23,000	32,890
†Builders FirstSource	130,266	1,593,153
Caesarstone	27,100	286,447
†Cornerstone Building Brands	58,591	267,175
CSW Industrials	17,600	1,141,360
†Gibraltar Industries	38,091	1,634,866
Griffon	41,031	519,042
Insteel Industries	21,239	281,417
†JELD-WEN Holding	75,700	736,561
†Masonite International	29,088	1,380,226
Patrick Industries	25,371	714,447
†PGT Innovations	68,295	572,995
Quanex Building Products	37,152	374,492
Simpson Manufacturing	51,389	3,185,090
†Trex	68,095	5,457,133
Universal Forest Products	68,210	2,536,730
		26,061,145
Capital Markets–1.47%
Ares Management Class A	81,900	2,533,167
Artisan Partners Asset Management Class A	59,300	1,274,357
†Assetmark Financial Holdings	14,500	295,655
Associated Capital Group Class A	1,351	41,341
B. Riley Financial	25,123	462,766
†Blucora	58,368	703,334
†Brightsphere Investment Group	70,900	453,051
Cohen & Steers	26,969	1,225,741
Cowen Class A	32,908	317,891
Diamond Hill Investment Group	3,732	336,776
†Donnelley Financial Solutions	30,300	159,681
Federated Investors Class B	110,300	2,101,215
†Focus Financial Partners Class A	34,400	791,544
GAIN Capital Holdings	23,453	130,868
GAMCO Investors Class A	5,495	60,390
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Greenhill & Co.	17,190	$ 169,150
Hamilton Lane Class A	26,100	1,443,591
Houlihan Lokey	48,164	2,510,308
†INTL. FCStone	17,624	639,046
Moelis & Co. Class A	54,200	1,523,020
Oppenheimer Holdings Class A	9,902	195,663
Piper Jaffray	15,868	802,445
PJT Partners Class A	26,800	1,162,852
Pzena Investment Management Class A	16,959	75,637
Safeguard Scientifics	19,020	105,561
Sculptor Capital Management	19,800	268,092
†Siebert Financial	10,000	72,200
Silvercrest Asset Management Group Class A	10,800	102,168
Stifel Financial	76,747	3,168,116
Value Line	2,000	64,700
Virtus Investment Partners	7,332	558,038
Waddell & Reed Financial Class A	80,800	919,504
Westwood Holdings Group	9,814	179,694
WisdomTree Investments	152,708	355,810
		25,203,372
Chemicals–1.67%
Advanced Emissions Solutions	18,900	124,173
†AdvanSix	30,600	291,924
American Vanguard	32,595	471,324
†Amyris	69,900	178,944
Balchem	37,209	3,673,273
Chase	8,239	677,987
†Ferro	91,487	856,318
†Flotek Industries	56,003	49,843
FutureFuel	30,208	340,444
†GCP Applied Technologies	64,100	1,140,980
Hawkins	10,759	383,020
HB Fuller	60,109	1,678,844
†Ingevity	48,053	1,691,466
Innospec	27,804	1,932,100
†Intrepid Potash	118,000	94,400
†Koppers Holdings	23,760	293,911
†Kraton	39,141	317,042
Kronos Worldwide	28,189	237,915
†Livent	174,700	917,175
†LSB Industries	22,161	46,538
†Marrone Bio Innovations	67,300	54,977
Minerals Technologies	40,764	1,478,103
†OMNOVA Solutions	52,040	527,686
Orion Engineered Carbons	72,595	541,559
PolyOne	105,371	1,998,888
†PQ Group Holdings	42,400	462,160

LVIP SSGA Small-Cap Index Fund–6

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Quaker Chemical	15,013	$ 1,895,842
Rayonier Advanced Materials	58,300	61,798
Sensient Technologies	48,495	2,110,017
Stepan	24,070	2,129,232
†Trecora Resources	20,892	124,307
Tredegar	30,330	474,058
Trinseo	46,700	845,737
†Tronox Holdings Class A	102,900	512,442
Valhi	27,200	28,016
		28,642,443
Commercial Services & Supplies–2.56%
ABM Industries	78,523	1,912,820
ACCO Brands	116,624	588,951
†Advanced Disposal Services	83,300	2,732,240
Brady Class A	55,437	2,501,872
†BrightView Holdings	38,500	425,810
Brink's	57,260	2,980,383
†Casella Waste Systems Class A	52,534	2,051,978
†CECO Environmental	32,964	153,942
†Charah Solutions	6,100	10,431
†Cimpress	22,134	1,177,529
CompX International	338	5,138
Covanta Holding	139,700	1,194,435
Deluxe	49,940	1,294,944
Ennis	28,762	540,150
†Harsco	93,300	650,301
Healthcare Services Group	87,581	2,094,062
†Heritage-Crystal Clean	17,454	283,453
Herman Miller	69,587	1,544,831
HNI	50,675	1,276,503
Interface	63,621	480,975
Kimball International Class B	43,202	514,536
Knoll	59,082	609,726
Matthews International Class A	34,110	825,121
McGrath RentCorp	28,540	1,494,925
Mobile Mini	51,966	1,363,068
MSA Safety	40,864	4,135,437
NL Industries	5,036	15,007
†PICO Holdings	23,871	185,716
Pitney Bowes	193,500	394,740
Quad/Graphics	38,023	95,818
RR Donnelley & Sons	83,400	79,939
†SP Plus	27,497	570,563
Steelcase Class A	104,598	1,032,382
†Team	34,497	224,231
Tetra Tech	63,191	4,462,549
UniFirst	17,367	2,623,980
US Ecology	26,996	820,678
Viad	24,413	518,288
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
VSE	8,966	$ 146,953
		44,014,405
Communications Equipment–1.28%
†Acacia Communications	43,500	2,922,330
ADTRAN	55,048	422,769
†Applied Optoelectronics	22,400	170,016
†CalAmp	37,172	167,274
†Calix	52,331	370,503
†Casa Systems	27,596	96,586
†Clearfield	11,500	136,275
Comtech Telecommunications	26,375	350,524
†DASAN Zhone Solutions	4,900	20,531
†Digi International	35,343	337,172
†Extreme Networks	141,645	437,683
†Harmonic	107,588	619,707
†Infinera	211,823	1,122,662
†Inseego	54,700	340,781
InterDigital	35,588	1,588,292
†KVH Industries	21,275	200,623
†Lumentum Holdings	86,720	6,391,264
†NETGEAR	35,634	813,881
†NetScout Systems	81,056	1,918,596
Plantronics	36,751	369,715
†Ribbon Communications	65,002	196,956
TESSCO Technologies	8,100	39,609
†Viavi Solutions	265,500	2,976,255
		22,010,004
Construction & Engineering–1.03%
†Aegion	36,628	656,740
†Ameresco Class A	27,221	463,573
Arcosa	55,700	2,213,518
Argan	16,824	581,606
Comfort Systems USA	42,936	1,569,311
†Concrete Pumping Holdings	22,500	64,350
†Construction Partners Class A	19,500	329,355
†Dycom Industries	34,129	875,409
EMCOR Group	64,496	3,954,895
Granite Construction	52,679	799,667
†Great Lakes Dredge & Dock	67,234	558,042
†IES Holdings	8,200	144,730
†MasTec	68,678	2,247,831
†MYR Group	18,794	492,215
†Northwest Pipe	11,948	265,843
†NV5 Global	12,600	520,254
Primoris Services	49,738	790,834
†Sterling Construction	31,900	303,050
†Tutor Perini	42,406	284,968
†Willscot	58,200	589,566
		17,705,757

LVIP SSGA Small-Cap Index Fund–7

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.15%
†Forterra	21,000	$ 125,580
†Summit Materials Class A	129,916	1,948,740
†U.S. Concrete	20,200	366,428
United States Lime & Minerals	2,087	154,125
		2,594,873
Consumer Finance–0.60%
Curo Group Holdings	21,400	113,420
†Elevate Credit	20,000	20,800
†Encore Capital Group	34,663	810,421
†Enova International	38,923	563,994
†EZCORP Class A	58,819	245,275
FirstCash	47,324	3,395,024
†Green Dot Class A	55,202	1,401,579
†LendingClub	80,260	630,041
†Medallion Financial	26,500	49,290
Nelnet Class A	20,038	909,926
†Oportun Financial	8,600	90,730
†PRA Group	53,223	1,475,341
†Regional Management	11,343	154,945
†World Acceptance	6,701	365,942
		10,226,728
Containers & Packaging–0.11%
Greif Class A	30,800	957,572
Greif Class B	7,417	297,125
Myers Industries	40,597	436,418
†UFP Technologies	7,000	266,630
		1,957,745
Distributors–0.10%
Core-Mark Holding	53,560	1,530,209
†Funko Class A	19,900	79,401
Weyco Group	5,958	120,173
		1,729,783
Diversified Consumer Services–0.91%
†Adtalem Global Education	62,317	1,669,472
†American Public Education	16,560	396,281
Carriage Services	20,235	326,795
†Chegg	137,116	4,906,010
Collectors Universe	10,100	158,267
†Houghton Mifflin Harcourt	117,300	220,524
†K12	46,900	884,534
†Laureate Education Class A	133,300	1,400,983
OneSpaWorld Holdings	46,200	187,572
†Perdoceo Education	82,268	887,672
†Regis	22,646	133,838
†Select Interior Concepts Class A	26,000	53,820
Strategic Education	24,835	3,470,940
†WW International	52,300	884,393
		15,581,101
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services–0.30%
Alerus Financial	4,000	$ 66,080
Banco Latinoamericano de Comercio Exterior	34,858	359,386
†Cannae Holdings	84,700	2,836,603
FGL Holdings	172,100	1,686,580
†GWG Holdings	5,900	59,944
Marlin Business Services	10,241	114,392
†On Deck Capital	60,600	93,324
		5,216,309
Diversified Telecommunication Services–0.75%
†Anterix	11,900	543,473
ATN International	13,192	774,502
†Bandwidth Class A	19,000	1,278,510
†Cincinnati Bell	55,586	813,779
Cogent Communications Holdings	49,004	4,016,858
Consolidated Communications Holdings	79,855	363,340
†Frontier Communications	131,773	50,074
†IDT Class B	21,300	115,446
†Intelsat	69,400	106,182
†Iridium Communications	113,550	2,535,572
†Ooma	22,394	267,160
†ORBCOMM	83,894	204,701
†Vonage Holdings	258,786	1,871,023
		12,940,620
Electric Utilities–1.17%
ALLETE	59,973	3,639,162
El Paso Electric	46,536	3,162,587
Genie Energy Class B	18,100	129,958
MGE Energy	40,015	2,619,782
Otter Tail	45,081	2,004,301
PNM Resources	91,336	3,470,768
Portland General Electric	104,000	4,985,760
Spark Energy Class A	11,700	73,359
		20,085,677
Electrical Equipment–1.04%
Allied Motion Technologies	8,400	199,080
†American Superconductor	26,100	143,028
†Atkore International Group	56,300	1,186,241
AZZ	29,127	819,051
†Bloom Energy Class A	63,600	332,628
Encore Wire	22,826	958,464
†Energous	24,800	18,427
EnerSys	48,922	2,422,618
†Generac Holdings	70,890	6,604,821
†Plug Power	352,500	1,247,850
Powell Industries	9,308	238,936
Preformed Line Products	3,186	158,758
†Sunrun	133,500	1,348,350
†Thermon Group Holdings	35,960	541,917

LVIP SSGA Small-Cap Index Fund–8

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†TPI Composites	33,200	$ 490,696
†Vicor	21,271	947,410
†Vivint Solar	51,700	225,929
		17,884,204
Electronic Equipment, Instruments & Components–2.81%
†Airgain	12,000	88,680
†Akoustis Technologies	31,600	169,692
†Anixter International	35,201	3,093,112
†Arlo Technologies	80,815	196,380
Badger Meter	33,722	1,807,499
Bel Fuse Class B	12,485	121,604
Belden	44,542	1,607,075
Benchmark Electronics	44,066	880,879
†Coda Octopus Group	11,600	65,076
CTS	36,511	908,759
Daktronics	37,661	185,669
†ePlus	14,958	936,670
†Fabrinet	41,756	2,278,207
†FARO Technologies	19,199	854,356
†Fitbit Class A	272,801	1,816,855
†II-VI	103,628	2,953,398
†Insight Enterprises	41,203	1,735,882
†Iteris	52,386	167,635
†Itron	39,500	2,205,285
KEMET	67,200	1,623,552
†Kimball Electronics	30,075	328,419
†Knowles	96,306	1,288,574
Methode Electronics	43,366	1,146,163
MTS Systems	21,957	494,033
†Napco Security Technologies	12,000	182,040
†nLight	37,500	393,375
†Novanta	38,663	3,088,400
†OSI Systems	19,968	1,376,195
†PAR Technology	12,900	165,894
PC Connection	12,724	524,356
†Plexus	33,063	1,803,917
†Rogers	21,252	2,006,614
†Sanmina	78,595	2,144,072
†ScanSource	30,437	651,047
†Tech Data	41,100	5,377,935
†TTM Technologies	117,350	1,213,399
Vishay Intertechnology	151,921	2,189,182
†Vishay Precision Group	10,872	218,310
†Wrap Technologies	12,200	51,972
		48,340,162
Energy Equipment & Services–0.45%
Archrock	155,002	582,808
Cactus Class A	52,900	613,640
†Covia Holdings	30,880	17,645
†Diamond Offshore Drilling	74,000	135,420
DMC Global	17,188	395,496
†Dril-Quip	42,800	1,305,400
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Era Group	21,219	$ 113,097
†Exterran	37,600	180,480
†Forum Energy Technologies	95,746	16,976
†Frank's International	123,500	319,865
†FTS International	40,500	9,032
†Geospace Technologies	16,400	104,960
†Helix Energy Solutions Group	146,156	239,696
†Independence Contract Drilling	2,455	3,437
†KLX Energy Services Holdings	23,320	16,324
Liberty Oilfield Services Class A	58,400	157,096
Mammoth Energy Services	14,700	11,007
†Matrix Service	30,807	291,742
Nabors Industries	355,700	138,759
†National Energy Services Reunited	29,000	147,320
†Natural Gas Services Group	12,589	56,147
†NCS Multistage Holdings	8,600	5,504
†Newpark Resources	103,641	92,966
†NexTier Oilfield Solutions	173,363	202,835
†Nine Energy Service	17,600	14,226
†Noble	280,200	72,852
†Oceaneering International	119,600	351,624
†Oil States International	61,300	124,439
†Pacific Drilling	35,100	15,093
†ProPetro Holding	82,000	205,000
†RigNet	14,363	25,853
RPC	68,100	140,286
†SEACOR Holdings	19,600	528,416
†SEACOR Marine Holdings	20,664	90,508
†Seadrill	71,500	30,745
†Select Energy Services Class A	68,200	220,286
†Smart Sand	19,900	20,696
Solaris Oilfield Infrastructure Class A	31,800	166,950
†TETRA Technologies	152,342	48,749
†Tidewater	43,111	305,226
U.S. Silica Holdings	80,283	144,509
†U.S. Well Services	26,800	8,040
		7,671,150
Entertainment–0.19%
AMC Entertainment Holdings Class A	59,190	187,040
†Eros International	88,900	146,685
†Gaia	11,361	100,886
†Glu Mobile	137,832	866,963
†IMAX	58,800	532,140
†Liberty Media-Liberty Braves Class A	12,600	245,700

LVIP SSGA Small-Cap Index Fund–9

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Liberty Media-Liberty Braves Class C	40,500	$ 771,930
†LiveXLive Media	37,000	58,460
Marcus	27,934	344,147
†Reading International Class A	20,240	78,734
		3,332,685
Equity Real Estate Investment Trusts–6.83%
Acadia Realty Trust	101,115	1,252,815
Agree Realty	47,866	2,962,905
Alexander & Baldwin	76,908	862,908
Alexander's	2,376	655,657
American Assets Trust	57,173	1,429,325
American Finance Trust	119,700	748,125
Armada Hoffler Properties	63,000	674,100
Ashford Hospitality Trust	102,798	75,988
Bluerock Residential Growth REIT	25,100	139,807
Braemar Hotels & Resorts	28,354	48,202
BRT Apartments	10,000	102,500
CareTrust REIT	112,671	1,666,404
CatchMark Timber Trust Class A	59,800	431,756
CBL & Associates Properties	199,400	39,900
Cedar Realty Trust	110,661	103,258
Chatham Lodging Trust	51,731	307,282
CIM Commercial Trust	14,066	155,992
City Office REIT	57,700	417,171
Clipper Realty	14,900	77,182
Community Healthcare Trust	23,000	880,440
CoreCivic	140,800	1,572,736
CorEnergy Infrastructure Trust	14,120	259,526
CorePoint Lodging	47,750	187,180
DiamondRock Hospitality	238,574	1,211,956
Diversified Healthcare Trust	265,300	963,039
Easterly Government Properties	85,100	2,096,864
EastGroup Properties	44,488	4,648,106
Essential Properties Realty Trust	108,135	1,412,243
Farmland Partners	33,900	205,773
First Industrial Realty Trust	146,006	4,851,779
Four Corners Property Trust	80,100	1,498,671
Franklin Street Properties	116,727	668,846
Front Yard Residential	57,200	683,540
GEO Group	140,526	1,708,796
Getty Realty	37,364	887,021
Gladstone Commercial	39,505	567,292
Gladstone Land	20,800	246,480
Global Medical REIT	43,600	441,232
Global Net Lease	106,454	1,423,290
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Hannon Armstrong Sustainable Infrastructure Capital	74,800	$ 1,526,668
Healthcare Realty Trust	153,284	4,281,222
Hersha Hospitality Trust	35,741	127,953
Independence Realty Trust	108,356	968,703
Industrial Logistics Properties Trust	76,789	1,346,879
Innovative Industrial Properties	18,600	1,412,298
Investors Real Estate Trust	13,046	717,530
iStar	71,470	758,297
Jernigan Capital	27,800	304,688
Kite Realty Group Trust	98,354	931,412
Lexington Realty Trust	277,186	2,752,457
LTC Properties	46,573	1,439,106
Mack-Cali Realty	102,300	1,558,029
Monmouth Real Estate Investment	112,089	1,350,673
National Health Investors	48,834	2,418,260
National Storage Affiliates Trust	69,950	2,070,520
New Senior Investment Group	105,900	271,104
NexPoint Residential Trust	23,800	599,998
Office Properties Income Trust	56,440	1,537,990
One Liberty Properties	17,045	237,437
Pebblebrook Hotel Trust	153,560	1,672,268
Pennsylvania Real Estate Investment Trust	79,199	72,198
Physicians Realty Trust	216,600	3,019,404
Piedmont Office Realty Trust Class A	143,500	2,534,210
PotlatchDeltic	75,806	2,379,550
Preferred Apartment Communities Class A	55,800	400,644
PS Business Parks	23,062	3,125,362
QTS Realty Trust Class A	66,500	3,857,665
Retail Opportunity Investments	135,467	1,123,021
Retail Value	14,680	179,830
Rexford Industrial Realty	131,600	5,396,916
RLJ Lodging Trust	193,855	1,496,561
RPT Realty	93,905	566,247
Ryman Hospitality Properties	56,006	2,007,815
Sabra Health Care REIT	231,177	2,524,453
Safehold	14,300	904,189
Saul Centers	13,566	444,151
Seritage Growth Properties Class A	36,200	329,782
STAG Industrial	173,134	3,898,978
Summit Hotel Properties	124,973	527,386
Sunstone Hotel Investors	258,592	2,252,336

LVIP SSGA Small-Cap Index Fund–10

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Tanger Factory Outlet Centers	107,900	$ 539,500
Terreno Realty	76,334	3,950,285
UMH Properties	38,867	422,096
Uniti Group	218,800	1,319,364
Universal Health Realty Income Trust	15,173	1,529,590
Urban Edge Properties	136,400	1,201,684
Urstadt Biddle Properties Class A	33,417	471,180
Washington Prime Group	188,500	151,761
Washington Real Estate Investment Trust	94,175	2,247,957
Whitestone REIT	43,971	272,620
Xenia Hotels & Resorts	129,404	1,332,861
		117,329,175
Food & Staples Retailing–0.74%
Andersons	35,363	663,056
†BJ's Wholesale Club Holdings	128,800	3,280,536
†Chefs' Warehouse	24,735	249,081
†HF Foods Group	28,500	239,115
Ingles Markets Class A	16,931	612,225
Natural Grocers by Vitamin Cottage	9,189	78,198
†Performance Food Group	132,600	3,277,872
PriceSmart	26,532	1,394,257
†Rite Aid	65,405	981,075
SpartanNash	40,758	583,655
†United Natural Foods	63,899	586,593
Village Super Market Class A	10,513	258,410
Weis Markets	11,100	462,426
		12,666,499
Food Products–1.48%
Alico	6,063	188,196
B&G Foods	75,114	1,358,812
†Bridgford Foods	3,126	72,117
Calavo Growers	19,254	1,110,763
Cal-Maine Foods	37,230	1,637,375
†Darling Ingredients	189,859	3,639,597
†Farmer Brothers	10,801	75,175
Fresh Del Monte Produce	36,356	1,003,789
†Freshpet	39,400	2,516,478
†Hostess Brands	141,300	1,506,258
J&J Snack Foods	17,287	2,091,727
John B Sanfilippo & Son	10,302	920,999
Lancaster Colony	21,854	3,160,963
†Landec	29,706	258,145
Limoneira	17,745	232,459
Sanderson Farms	22,990	2,835,127
†Seneca Foods Class A	8,188	325,719
†Simply Good Foods	97,400	1,875,924
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Tootsie Roll Industries	18,821	$ 676,791
		25,486,414
Gas Utilities–1.40%
Chesapeake Utilities	18,865	1,616,919
New Jersey Resources	109,897	3,733,201
Northwest Natural Holding	34,619	2,137,723
ONE Gas	60,446	5,054,495
RGC Resources	9,085	262,829
South Jersey Industries	106,804	2,670,100
Southwest Gas Holdings	62,822	4,369,898
Spire	57,520	4,284,090
		24,129,255
Health Care Equipment & Supplies–4.54%
†Accuray	99,918	189,844
†Alphatec Holdings	38,600	133,170
†AngioDynamics	41,492	432,762
†Antares Pharma	196,200	463,032
†Apyx Medical	40,800	146,472
†AtriCure	44,903	1,508,292
Atrion	1,667	1,083,550
†Avanos Medical	56,000	1,508,080
†AxoGen	38,400	399,360
†Axonics Modulation Technologies	21,000	533,610
†BioLife Solutions	8,800	83,600
†BioSig Technologies	20,000	83,800
†Cardiovascular Systems	40,782	1,435,934
†Cerus	176,283	819,716
†Conformis	77,100	48,573
CONMED	31,122	1,782,357
†CryoLife	41,010	693,889
†CryoPort	34,700	592,329
†Cutera	18,300	238,998
†CytoSorbents	30,500	235,765
†ElectroCore	6,200	5,890
†GenMark Diagnostics	61,900	255,028
†Glaukos	44,445	1,371,573
†Globus Medical Class A	87,274	3,711,763
†Haemonetics	58,536	5,833,698
†Heska	7,600	420,280
†Inogen	21,690	1,120,505
†Integer Holdings	37,225	2,339,963
†IntriCon	9,400	110,638
Invacare	41,139	305,663
†iRadimed	4,700	100,345
†iRhythm Technologies	30,350	2,468,972
†Lantheus Holdings	43,500	555,060
LeMaitre Vascular	18,498	460,970
†LivaNova	55,596	2,515,719
†Meridian Bioscience	47,375	397,950
†Merit Medical Systems	61,241	1,913,781
Mesa Laboratories	4,730	1,069,406

LVIP SSGA Small-Cap Index Fund–11

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Misonix	9,100	$ 85,722
†Natus Medical	40,063	926,657
†Neogen	60,425	4,047,871
†Neuronetics	14,374	27,167
†Nevro	34,300	3,429,314
†Novocure	100,765	6,785,515
†NuVasive	59,937	3,036,408
†OraSure Technologies	68,706	739,277
†Orthofix Medical	21,703	607,901
†OrthoPediatrics	11,305	448,130
†Pulse Biosciences	10,700	76,612
†Quidel	41,325	4,041,998
†Rockwell Medical	83,035	170,222
†RTI Surgical	69,600	119,016
†SeaSpine Holdings	25,140	205,394
†Senseonics Holdings	181,700	115,107
†Shockwave Medical	28,600	948,948
†SI-BONE	24,200	289,190
†Sientra	44,200	87,958
†Silk Road Medical	19,400	610,712
†Soliton	7,500	60,750
†STAAR Surgical	50,699	1,635,550
†Surmodics	14,765	491,970
†Tactile Systems Technology	20,600	827,296
†Tandem Diabetes Care	64,800	4,169,880
†TransEnterix	14,369	5,055
†TransMedics Group	16,200	195,696
Utah Medical Products	4,315	405,826
†Vapotherm	17,800	335,174
†Varex Imaging	42,200	958,362
†ViewRay	120,600	301,500
†Wright Medical Group	146,044	4,184,161
†Zynex	19,300	213,651
		77,954,327
Health Care Providers & Services–2.43%
†1Life Healthcare	23,300	422,895
†Addus HomeCare	14,800	1,000,480
†Amedisys	36,316	6,665,439
†American Renal Associates Holdings	21,100	139,471
†AMN Healthcare Services	53,174	3,073,989
†Apollo Medical Holdings	10,000	129,200
†Avalon GloboCare	43,600	67,580
†BioTelemetry	39,203	1,509,707
†Brookdale Senior Living	220,800	688,896
†Catasys	9,100	138,593
†Community Health Systems	104,000	347,360
†CorVel	9,986	544,337
†Cross Country Healthcare	43,617	293,979
Ensign Group	57,933	2,178,860
†Enzo Biochem	41,515	105,033
†Exagen	4,200	66,948
†Genesis Healthcare	102,478	86,348
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Hanger	43,400	$ 676,172
†HealthEquity	80,130	4,053,777
†Joint	15,900	172,515
†LHC Group	34,804	4,879,521
†Magellan Health	25,995	1,250,619
National HealthCare	14,475	1,038,292
National Research Class A	14,437	656,595
†Option Care Health	37,707	357,085
Owens & Minor	71,454	653,804
Patterson	98,600	1,507,594
†Pennant Group	30,566	432,814
†PetIQ	21,700	504,091
†Progyny	14,800	313,612
†Providence Service	13,933	764,643
†R1 RCM	123,064	1,118,652
†RadNet	46,100	484,511
†Select Medical Holdings	125,867	1,888,005
†Surgery Partners	28,100	183,493
†Tenet Healthcare	118,392	1,704,845
†Tivity Health	51,728	325,369
†Triple-S Management Class B	26,859	378,712
U.S. Physical Therapy	14,949	1,031,481
		41,835,317
Health Care Technology–1.80%
†Allscripts Healthcare Solutions	191,700	1,349,568
†Castlight Health Class B	120,000	86,772
Computer Programs & Systems	14,149	314,815
†Evolent Health Class A	90,100	489,243
†Health Catalyst	22,700	593,605
†HealthStream	29,645	709,998
†HMS Holdings	100,620	2,542,667
†Inovalon Holdings Class A	86,000	1,432,760
†Inspire Medical Systems	16,100	970,508
†Livongo Health	60,800	1,734,624
†NextGen Healthcare	60,328	629,824
†Omnicell	47,525	3,116,689
†OptimizeRx	14,900	134,994
†Phreesia	32,700	687,681
†Schrodinger	16,500	711,480
Simulations Plus	14,000	488,880
†Tabula Rasa HealthCare	23,100	1,207,899
†Teladoc Health	83,756	12,983,018
†Vocera Communications	37,140	788,854
		30,973,879
Hotels, Restaurants & Leisure–1.86%
BBX Capital	77,500	179,025
†Biglari Holdings Class B	885	45,489
BJ's Restaurants	23,559	327,234
Bloomin' Brands	97,752	697,949
Bluegreen Vacations	8,200	47,396

LVIP SSGA Small-Cap Index Fund–12

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Boyd Gaming	95,259	$ 1,373,635
Brinker International	44,800	538,048
†Carrols Restaurant Group	41,165	74,920
†Century Casinos	27,600	66,516
Cheesecake Factory	46,574	795,484
Churchill Downs	40,683	4,188,315
†Chuy's Holdings	19,832	199,708
Cracker Barrel Old Country Store	27,562	2,293,710
Dave & Buster's Entertainment	37,100	485,268
†Del Taco Restaurants	33,400	114,562
†Denny's	69,756	535,726
Dine Brands Global	19,432	557,310
†Drive Shack	64,700	98,344
†El Pollo Loco Holdings	24,600	207,870
†Eldorado Resorts	78,000	1,123,200
†Everi Holdings	91,000	300,300
†Fiesta Restaurant Group	25,957	104,607
†Golden Entertainment	16,100	106,421
†Inspired Entertainment	12,500	42,250
†J Alexander's Holdings	13,071	50,062
Jack in the Box	26,915	943,371
†Kura Sushi USA Class A	4,600	55,016
†Lindblad Expeditions Holdings	27,100	113,007
Marriott Vacations Worldwide	47,457	2,637,660
†Monarch Casino & Resort	13,984	392,531
Nathan's Famous	3,102	189,222
†Noodles & Co.	35,100	165,321
Papa John's International	26,122	1,394,131
†Penn National Gaming	129,603	1,639,478
†PlayAGS	30,900	81,885
†Potbelly	24,300	75,087
RCI Hospitality Holdings	9,600	95,712
†Red Lion Hotels	20,100	29,346
†Red Robin Gourmet Burgers	15,222	129,691
Red Rock Resorts Class A	78,400	670,320
Ruth's Hospitality Group	29,566	197,501
†Scientific Games Class A	62,752	608,694
†SeaWorld Entertainment	52,962	583,641
†Shake Shack Class A	34,300	1,294,482
†Target Hospitality	39,300	78,207
Texas Roadhouse	75,770	3,129,301
Twin River Worldwide Holdings	22,173	288,471
Wingstop	33,600	2,677,920
		32,023,344
Household Durables–1.51%
Bassett Furniture Industries	10,800	58,860
†Beazer Homes USA	34,019	219,082
†Cavco Industries	9,826	1,424,180
†Century Communities	32,238	467,773
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Ethan Allen Interiors	28,032	$ 286,487
Flexsteel Industries	9,132	100,087
†GoPro Class A	155,300	406,886
†Green Brick Partners	27,182	218,815
Hamilton Beach Brands Holding Class A	7,284	69,271
†Helen of Troy	29,098	4,190,985
Hooker Furniture	13,900	216,979
†Installed Building Products	26,918	1,073,221
†iRobot	32,722	1,338,330
KB Home	99,736	1,805,222
La-Z-Boy	53,233	1,093,938
†Legacy Housing	7,360	68,080
†LGI Homes	23,700	1,070,055
Lifetime Brands	10,224	57,766
†Lovesac	7,200	41,976
†M/I Homes	30,574	505,388
MDC Holdings	59,685	1,384,692
†Meritage Homes	41,384	1,510,930
†Purple Innovation	4,511	25,623
†Skyline Champion	56,434	884,885
†Sonos	89,836	761,809
†Taylor Morrison Home	149,300	1,642,300
†TopBuild	38,400	2,750,976
†TRI Pointe Group	163,552	1,434,351
Tupperware Brands	55,700	90,234
†Universal Electronics	15,111	579,809
†ZAGG	32,709	101,725
		25,880,715
Household Products–0.29%
†Central Garden & Pet	11,000	302,500
†Central Garden & Pet Class A	47,922	1,225,366
Oil-Dri Corp. of America	6,654	222,510
WD-40	16,038	3,221,232
		4,971,608
Independent Power and Renewable Electricity Producers–0.44%
†Atlantic Power	123,333	263,933
Clearway Energy Class A	41,700	715,989
Clearway Energy Class C	90,500	1,701,400
Ormat Technologies	45,560	3,082,589
†Sunnova Energy International	36,000	362,520
TerraForm Power Class A	93,864	1,480,235
		7,606,666
Industrial Conglomerates–0.05%
Raven Industries	40,251	854,529
		854,529
Insurance–2.65%
†Ambac Financial Group	50,893	628,020

LVIP SSGA Small-Cap Index Fund–13

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
American Equity Investment Life Holding	103,155	$ 1,939,314
AMERISAFE	22,599	1,456,957
Argo Group International Holdings	38,567	1,429,293
†Benefytt Technologies	12,200	273,158
†BRP Group Class A	22,200	234,210
†Citizens	58,063	378,571
CNO Financial Group	169,812	2,103,971
Crawford & Co. Class A	20,700	149,040
Donegal Group Class A	13,146	199,819
†eHealth	26,219	3,692,160
Employers Holdings	37,327	1,512,117
†Enstar Group	13,511	2,148,924
FBL Financial Group Class A	11,274	526,158
FedNat Holding	12,700	145,796
†Genworth Financial Class A	579,900	1,925,268
Global Indemnity	8,737	222,793
†Goosehead Insurance Class A	13,000	580,190
†Greenlight Capital Re Class A	30,357	180,624
†Hallmark Financial Services	14,658	59,218
HCI Group	7,607	306,182
Heritage Insurance Holdings	31,300	335,223
Horace Mann Educators	48,831	1,786,726
Independence Holding	6,117	156,350
Investors Title	1,453	185,984
James River Group Holdings	35,100	1,272,024
Kinsale Capital Group	23,400	2,446,002
†MBIA	84,684	604,644
National General Holdings	80,200	1,327,310
National Western Life Group Class A	2,616	449,952
†NI Holdings	10,200	138,312
†Palomar Holdings	21,900	1,273,704
ProAssurance	62,900	1,572,500
†ProSight Global	10,700	104,325
Protective Insurance Class B	9,811	134,901
RLI	45,934	4,038,977
Safety Insurance Group	17,499	1,477,441
Selective Insurance Group	67,207	3,340,188
State Auto Financial	19,195	533,429
Stewart Information Services	26,339	702,461
†Third Point Reinsurance	83,200	616,512
Tiptree Financial Class A	25,046	130,740
†Trupanion	34,261	891,814
United Fire Group	23,721	773,542
United Insurance Holdings	21,400	197,736
Universal Insurance Holdings	35,603	638,006
†Watford Holdings	18,700	273,955
		45,494,541
Interactive Media & Services–0.32%
†Cargurus	85,700	1,623,158
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†Cars.com	82,500	$ 354,750
=†πCobalt International Energy	1	0
=†πCorium International	27,200	4,896
†DHI Group	62,600	135,216
†Eventbrite Class A	44,800	327,040
†EverQuote Class A	10,000	262,500
†Liberty TripAdvisor Holdings Class A	83,075	149,535
†Meet Group	76,300	447,881
†QuinStreet	51,711	416,274
†Travelzoo	6,200	24,366
†TrueCar	129,100	312,422
†Yelp	78,300	1,411,749
		5,469,787
Internet & Direct Marketing Retail–0.44%
†1-800-Flowers.com Class A	30,164	399,070
†Duluth Holdings Class B	8,300	33,283
†Groupon	492,800	483,043
†Lands' End	14,100	75,294
†Leaf Group	15,560	20,850
†Liquidity Services	32,273	125,219
†Overstock.com	40,297	201,082
PetMed Express	23,209	667,955
†Quotient Technology	82,100	533,650
†RealReal	63,500	445,135
†Rubicon Project	117,500	652,125
Shutterstock	22,752	731,704
†Stamps.com	18,938	2,463,455
†Stitch Fix Class A	46,400	589,280
†Waitr Holdings	62,400	76,752
		7,497,897
IT Services–2.28%
†Brightcove	43,686	304,492
†Cardtronics Class A	43,740	915,041
Cass Information Systems	15,915	559,571
†Conduent	210,600	515,970
CSG Systems International	37,588	1,573,058
†Endurance International Group Holdings	81,500	157,295
EVERTEC	71,600	1,627,468
†Evo Payments Class A	44,900	686,970
†Exela Technologies	52,100	10,681
†ExlService Holdings	38,348	1,995,247
†GTT Communications	37,300	296,535
Hackett Group	28,176	358,399
†I3 Verticals Class A	16,391	312,904
†Information Services Group	32,302	83,016
†International Money Express	23,100	210,903
KBR	163,600	3,383,248
†Limelight Networks	138,349	788,589
†LiveRamp Holdings	76,772	2,527,334

LVIP SSGA Small-Cap Index Fund–14

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
ManTech International Class A	30,717	$ 2,232,204
MAXIMUS	73,574	4,282,007
NIC	77,547	1,783,581
†Paysign	35,100	181,116
†Perficient	37,825	1,024,679
Perspecta	161,500	2,945,760
†PRGX Global	23,300	65,240
Science Applications International	67,072	5,005,583
†StarTek	21,100	79,336
†Sykes Enterprises	45,277	1,227,912
TTEC Holdings	19,460	714,571
†Tucows Class A	10,400	501,904
†Unisys	57,754	713,262
†Verra Mobility	151,600	1,082,424
†Virtusa	34,049	966,992
		39,113,292
Leisure Products–0.42%
Acushnet Holdings	41,800	1,075,096
†American Outdoor Brands	61,332	509,055
Callaway Golf	110,927	1,133,674
Clarus	28,100	275,380
Escalade	13,703	81,533
Johnson Outdoors Class A	6,086	381,592
†Malibu Boats Class A	23,000	662,170
Marine Products	7,736	62,507
†Mastercraft Boat Holgings	21,700	158,410
Sturm Ruger & Co.	19,914	1,013,822
†Vista Outdoor	65,500	576,400
†YETI Holdings	65,961	1,287,559
		7,217,198
Life Sciences Tools & Services–1.08%
†Accelerate Diagnostics	31,621	263,403
†ChromaDex	44,900	146,374
†Codexis	63,200	705,312
†Fluidigm	79,166	201,082
Luminex	49,707	1,368,434
†Medpace Holdings	31,600	2,318,808
†NanoString Technologies	38,200	918,710
†NeoGenomics	109,365	3,019,568
†Pacific Biosciences of California	172,898	529,068
†Personalis	22,000	177,540
†Quanterix	15,100	277,387
†Repligen	60,525	5,843,083
†Syneos Health	71,899	2,834,258
		18,603,027
Machinery–3.46%
Alamo Group	10,935	970,809
Albany International Class A	36,143	1,710,648
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Altra Industrial Motion	76,178	$ 1,332,353
Astec Industries	25,069	876,663
Barnes Group	53,954	2,256,896
†Blue Bird	14,892	162,770
Briggs & Stratton	47,814	86,543
†Chart Industries	42,774	1,239,591
†CIRCOR International	20,626	239,880
Columbus McKinnon	25,908	647,700
†Commercial Vehicle Group	30,800	46,508
Douglas Dynamics	25,149	893,041
Eastern	5,400	105,300
†Energy Recovery	46,100	342,984
Enerpac Tool Group	65,214	1,079,292
EnPro Industries	23,009	910,696
ESCO Technologies	29,238	2,219,457
†Evoqua Water Technologies	85,100	953,971
Federal Signal	68,307	1,863,415
Franklin Electric	52,940	2,495,062
†Gencor Industries	11,730	123,165
Gorman-Rupp	19,882	620,517
Graham	10,262	132,380
Greenbrier	36,201	642,206
Helios Technologies	34,628	1,313,094
Hillenbrand	86,232	1,647,893
Hurco	6,369	185,338
Hyster-Yale Materials Handling	12,266	491,744
John Bean Technologies	35,992	2,673,126
Kadant	12,299	918,120
Kennametal	93,900	1,748,418
†LB Foster Class A	9,908	122,463
Lindsay	12,807	1,172,865
Luxfer Holdings	31,400	443,996
†Lydall	18,102	116,939
†Manitowoc	40,975	348,287
†Mayville Engineering	8,600	52,718
†Meritor	80,712	1,069,434
Miller Industries	13,146	371,769
Mueller Industries	65,540	1,569,028
Mueller Water Products Class A	185,327	1,484,469
†Navistar International	58,800	969,612
NN	41,056	71,027
Omega Flex	3,189	269,152
Park-Ohio Holdings	9,216	174,551
†Proto Labs	30,843	2,348,078
†RBC Bearings	28,018	3,160,150
REV Group	30,500	127,185
Rexnord	122,064	2,767,191
Spartan Motors	38,816	501,115
†SPX	51,600	1,684,224
†SPX FLOW	49,400	1,403,948
Standex International	14,754	723,241
Tennant	21,281	1,233,234

LVIP SSGA Small-Cap Index Fund–15

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Terex	71,000	$ 1,019,560
Titan International	52,210	80,925
†TriMas	53,125	1,227,187
†Twin Disc	9,200	64,216
Wabash National	63,740	460,203
Watts Water Technologies Class A	31,794	2,691,362
†Welbilt	155,100	795,663
		59,453,372
Marine–0.13%
Costamare	53,000	239,560
†Eagle Bulk Shipping	48,596	89,903
Genco Shipping & Trading	19,600	125,832
Matson	50,200	1,537,124
†Safe Bulkers	54,300	64,617
Scorpio Bulkers	62,391	157,849
		2,214,885
Media–0.72%
†Boston Omaha Class A	12,200	220,942
†Cardlytics	16,100	562,856
†Central European Media Enterprises Class A	108,761	340,422
†Clear Channel Outdoor Holdings	46,000	29,440
†comScore	57,700	162,714
†Cumulus Media Class A	17,200	93,224
†Daily Journal	1,250	285,375
Emerald Holding	26,000	67,340
Entercom Communications Class A	126,906	217,009
Entravision Communications Class A	67,130	136,274
EW Scripps Class A	61,266	461,946
†Fluent	54,600	63,882
Gannett	131,224	194,211
†Gray Television	107,818	1,157,965
†Hemisphere Media Group	22,200	189,588
†Lee Enterprises	69,800	68,613
†Liberty Latin America Class A	55,413	582,945
†Liberty Latin America Class C	134,456	1,379,519
†Loral Space & Communications	14,961	243,116
†Marchex Class B	43,800	63,510
†MDC Partners Class A	57,535	83,426
Meredith	47,734	583,309
†MSG Networks Class A	48,400	493,680
National CineMedia	61,629	200,911
Saga Communications Class A	3,413	93,892
Scholastic	35,091	894,470
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†TechTarget	27,698	$ 570,856
TEGNA	251,194	2,727,967
Tribune Publishing	22,200	180,042
†WideOpenWest	22,294	106,119
		12,455,563
Metals & Mining–1.03%
†Allegheny Technologies	148,500	1,262,250
Carpenter Technology	55,900	1,090,050
†Century Aluminum	58,458	211,618
Cleveland-Cliffs	451,055	1,781,670
†Coeur Mining	282,586	907,101
Commercial Metals	134,900	2,130,071
Compass Minerals International	40,300	1,550,341
†Contura Energy	21,700	50,995
Gold Resource	76,600	210,650
Haynes International	14,681	302,576
Hecla Mining	613,376	1,116,344
Kaiser Aluminum	18,622	1,290,132
Materion	24,184	846,682
†Novagold Resources	265,000	1,955,700
Olympic Steel	10,006	103,562
†Ramaco Resources	4,941	11,809
†Ryerson Holding	16,325	86,849
Schnitzer Steel Industries Class A	29,901	389,909
SunCoke Energy	74,644	287,379
†Synalloy	9,400	82,062
†TimkenSteel	47,000	151,810
Warrior Met Coal	58,100	617,022
Worthington Industries	45,908	1,205,085
		17,641,667
Mortgage Real Estate Investment Trusts (REITs)–0.72%
AG Mortgage Investment Trust	38,184	104,624
Anworth Mortgage Asset	113,731	128,516
Apollo Commercial Real Estate Finance	176,381	1,308,747
Ares Commercial Real Estate	31,989	223,603
Arlington Asset Investment Class A	35,910	78,643
ARMOUR Residential REIT	70,853	624,215
Blackstone Mortgage Trust Class A	147,917	2,754,215
Capstead Mortgage	103,608	435,154
Cherry Hill Mortgage Investment	20,000	124,000
Colony Credit Real Estate	99,600	392,424
Dynex Capital	28,243	294,857
Ellington Financial	46,200	263,802
Exantas Capital	31,982	88,270
Granite Point Mortgage Trust	59,400	301,158

LVIP SSGA Small-Cap Index Fund–16

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Great Ajax	17,055	$ 108,470
Invesco Mortgage Capital	187,961	640,947
KKR Real Estate Finance Trust	31,000	465,310
Ladder Capital	116,389	551,684
New York Mortgage Trust	427,482	662,597
Orchid Island Capital	83,600	246,620
PennyMac Mortgage Investment Trust	111,121	1,180,105
Ready Capital	46,719	337,311
Redwood Trust	134,425	680,190
TPG RE Finance Trust	50,900	279,441
Western Asset Mortgage Capital	55,684	127,516
		12,402,419
Multiline Retail–0.07%
Big Lots	46,500	661,230
Dillard's Class A	11,100	410,145
†JC Penney	365,486	131,575
		1,202,950
Multi-Utilities–0.71%
Avista	76,426	3,247,341
Black Hills	70,673	4,525,192
NorthWestern	58,506	3,500,414
Unitil	17,441	912,513
		12,185,460
Oil, Gas & Consumable Fuels–1.21%
†Abraxas Petroleum	157,712	19,083
†Altus Midstream Class A	62,100	46,575
Amplify Energy	12,459	7,051
Arch Coal Class A	17,000	491,300
Ardmore Shipping	32,900	172,725
Berry Petroleum	72,671	175,137
†Bonanza Creek Energy	20,400	229,500
Brigham Minerals Class A	32,300	267,121
†California Resources	55,200	55,200
†Callon Petroleum	411,521	225,472
†Chaparral Energy Class A	40,500	19,035
†Clean Energy Fuels	142,195	253,107
†CNX Resources	220,500	1,173,060
†Comstock Resources	21,100	113,729
†CONSOL Energy	28,700	105,903
CVR Energy	35,600	588,468
Delek US Holdings	87,679	1,381,821
†Denbury Resources	521,189	96,211
DHT Holdings	124,000	951,080
†Diamond S Shipping	33,100	390,911
†Dorian LPG	34,336	299,067
†Earthstone Energy Class A	18,900	33,264
†Energy Fuels	88,100	103,958
Evolution Petroleum	25,347	66,156
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Extraction Oil & Gas	76,400	$ 32,241
Falcon Minerals	46,000	98,900
GasLog	46,317	167,668
Golar LNG	112,601	887,296
†Goodrich Petroleum	10,500	44,730
Green Plains	33,193	160,986
†Gulfport Energy	180,000	80,046
Hallador Energy	18,300	17,365
†HighPoint Resources	115,190	21,886
International Seaways	28,365	677,640
†Laredo Petroleum	210,900	80,100
†Magnolia Oil & Gas Class A	122,000	488,000
†Matador Resources	115,630	286,762
†Montage Resources	27,506	61,889
NACCO Industries Class A	3,538	98,993
†NextDecade	4,661	8,763
Nordic American Tankers	157,898	715,278
†Northern Oil and Gas	323,800	214,712
†Oasis Petroleum	328,800	115,080
†Overseas Shipholding Group Class A	83,400	189,318
Panhandle Oil and Gas Class A	15,948	58,848
†Par Pacific Holdings	44,435	315,488
†PDC Energy	112,104	696,166
Peabody Energy	73,312	212,605
†Penn Virginia	14,200	43,878
†PrimeEnergy Resources	700	51,800
QEP Resources	245,600	82,153
†Renewable Energy Group	43,764	898,475
†REX American Resources	6,050	281,385
†Ring Energy	70,987	46,759
†SandRidge Energy	35,100	31,558
Scorpio Tankers	52,322	1,000,397
SFL	91,242	864,062
†SilverBow Resources	7,700	19,019
SM Energy	115,600	141,032
†Southwestern Energy	643,294	1,087,167
†Talos Energy	19,800	113,850
†Teekay	70,400	222,464
†Teekay Tankers Class A	28,630	636,731
†Tellurian	96,200	86,955
†Unit	59,300	15,418
†Uranium Energy	211,100	118,216
†W&T Offshore	108,636	184,681
†Whiting Petroleum	103,100	69,118
World Fuel Services	73,800	1,858,284
		20,849,096
Paper & Forest Products–0.38%
Boise Cascade	46,046	1,094,974
†Clearwater Paper	18,751	408,959
Louisiana-Pacific	129,078	2,217,560
Neenah	18,795	810,629

LVIP SSGA Small-Cap Index Fund–17

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Paper & Forest Products (continued)
PH Glatfelter	47,873	$ 585,008
Schweitzer-Mauduit International	34,567	961,654
†Verso Class A	39,200	442,176
		6,520,960
Personal Products–0.32%
†BellRing Brands Class A	44,700	762,135
†Edgewell Personal Care	63,800	1,536,304
†elf Beauty	31,000	305,040
Inter Parfums	20,893	968,391
†Lifevantage	17,600	181,280
Medifast	13,187	824,187
†Nature's Sunshine Products	8,440	68,617
†Revlon Class A	6,954	76,007
†USANA Health Sciences	14,905	860,913
		5,582,874
Pharmaceuticals–1.88%
†AcelRx Pharmaceuticals	97,100	114,578
†Acer Therapeutics	6,700	13,333
†Aclaris Therapeutics	42,500	44,200
†Aerie Pharmaceuticals	47,400	639,900
†Akorn	111,400	62,518
†Amneal Pharmaceuticals Class A	129,902	452,059
†Amphastar Pharmaceuticals	40,400	599,536
†ANI Pharmaceuticals	10,600	431,844
†Arvinas Holding	25,200	1,015,560
†Assertio Therapeutics	60,357	39,232
†Axsome Therapeutics	30,900	1,817,847
†Baudax Bio	7,200	17,856
†BioDelivery Sciences International	96,200	364,598
†Cerecor	28,400	70,432
†Chiasma	32,000	116,800
†Collegium Pharmaceutical	38,500	628,705
†Corcept Therapeutics	113,302	1,347,161
†CorMedix	29,200	104,828
†Cyclerion Therapeutics	28,487	75,491
†Cymabay Therapeutics	80,300	118,844
†Eloxx Pharmaceuticals	26,060	51,078
†Endo International	267,000	987,900
†Evofem Biosciences	19,100	101,612
†Evolus	17,400	72,210
†EyePoint Pharmaceuticals	83,400	85,068
†Fulcrum Therapeutics	12,600	150,444
†Innoviva	76,200	896,112
†Intersect ENT	37,200	440,820
†Intra-Cellular Therapies	59,000	906,830
†Kala Pharmaceuticals	25,700	225,903
†Kaleido Biosciences	15,500	95,325
†Lannett	37,580	261,181
†Liquidia Technologies	17,595	82,872
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Mallinckrodt	98,300	$ 194,634
†Marinus Pharmaceuticals	94,900	192,647
†Menlo Therapeutics	53,600	143,648
†MyoKardia	50,900	2,386,192
†NGM Biopharmaceuticals	29,800	367,434
†Ocular Therapeutix	47,600	235,620
†Odonate Therapeutics	10,300	284,383
†Omeros	57,466	768,320
†Optinose	32,700	146,823
†Osmotica Pharmaceuticals	13,600	43,248
†Pacira BioSciences	48,375	1,622,014
†Paratek Pharmaceuticals	33,800	106,470
†Phathom Pharmaceuticals	11,400	294,348
Phibro Animal Health Class A	22,800	551,076
†Prestige Consumer Healthcare	57,655	2,114,785
†Reata Pharmaceuticals Class A	26,057	3,761,067
†Recro Pharma	25,900	211,603
†resTORbio	18,900	19,467
†Revance Therapeutics	57,900	856,920
†Satsuma Pharmaceuticals	5,500	118,360
†SIGA Technologies	67,900	324,562
†Strongbridge Biopharma	47,200	89,208
†Supernus Pharmaceuticals	58,590	1,054,034
†TherapeuticsMD	245,627	260,365
†Theravance Biopharma	58,000	1,340,380
†Tricida	24,600	541,200
†Verrica Pharmaceuticals	16,800	183,624
†WaVe Life Sciences	26,000	243,620
†Xeris Pharmaceuticals	27,213	53,065
†Zogenix	50,535	1,249,731
†Zynerba Pharmaceuticals	24,900	95,367
		32,286,892
Professional Services–1.47%
†Acacia Research	54,476	120,937
†ASGN	58,504	2,066,361
Barrett Business Services	7,732	306,496
BG Staffing	8,300	62,084
†CBIZ	60,746	1,270,806
CRA International	8,151	272,325
Exponent	59,801	4,300,290
†Forrester Research	11,933	348,802
†Franklin Covey	11,980	186,169
†FTI Consulting	43,106	5,162,806
†GP Strategies	15,552	101,244
Heidrick & Struggles International	21,264	478,440
†Huron Consulting Group	26,578	1,205,578
ICF International	21,451	1,473,684
†InnerWorkings	47,957	56,110
Insperity	43,667	1,628,779

LVIP SSGA Small-Cap Index Fund–18

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Kelly Services Class A	35,777	$ 454,010
Kforce	22,738	581,411
Korn Ferry	65,145	1,584,326
†Mistras Group	18,147	77,306
Resources Connection	34,189	375,053
†TriNet Group	50,200	1,890,532
†TrueBlue	43,500	555,060
†Upwork	62,600	403,770
†Willdan Group	11,700	250,029
		25,212,408
Real Estate Management & Development–0.59%
†Altisource Portfolio Solutions	4,700	36,049
†American Realty Investors	1,592	14,710
Consolidated-Tomoka Land	5,999	271,935
†Cushman & Wakefield	128,656	1,510,421
†eXp World Holdings	27,000	228,420
†Forestar Group	19,105	197,737
†FRP Holdings	7,872	338,496
Griffin Industrial Realty	1,800	58,860
Kennedy-Wilson Holdings	140,353	1,883,537
†Marcus & Millichap	25,800	699,180
†Maui Land Pineapple	5,400	59,022
Newmark Group Class A	161,200	685,100
†Rafael Holdings Class B	12,700	162,687
RE/MAX Holdings Class A	19,798	433,972
Realogy Holdings	137,597	414,167
†Redfin	102,400	1,579,008
RMR Group Class A	16,968	457,627
†St Joe	37,568	630,391
†Stratus Properties	8,000	141,520
†Tejon Ranch	25,018	351,753
†Transcontinental Realty Investors	2,115	43,379
		10,197,971
Road & Rail–0.50%
ArcBest	28,475	498,882
†Avis Budget Group	68,100	946,590
†Covenant Transportation Group Class A	14,900	129,183
†Daseke	43,700	61,180
Heartland Express	51,409	954,665
†Hertz Global Holdings	120,575	745,153
Marten Transport	46,663	957,525
†PAM Transportation Services	1,400	43,050
†Saia	29,683	2,182,888
Universal Logistics Holdings	9,097	119,171
†US Xpress Enterprises Class A	21,200	70,808
Werner Enterprises	51,756	1,876,672
†YRC Worldwide	34,700	58,296
		8,644,063
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–3.19%
†Adesto Technologies	30,312	$ 339,191
†Advanced Energy Industries	43,579	2,113,146
†Alpha & Omega Semiconductor	20,571	131,860
†Ambarella	36,992	1,796,332
†Amkor Technology	116,765	909,599
†Axcelis Technologies	36,233	663,426
†AXT	39,500	126,795
Brooks Automation	82,990	2,531,195
Cabot Microelectronics	33,485	3,821,978
†CEVA	24,317	606,223
†Cirrus Logic	67,454	4,427,006
Cohu	45,313	560,975
†Diodes	47,465	1,928,740
†DSP Group	25,900	347,060
†Enphase Energy	106,200	3,429,198
†FormFactor	86,231	1,732,381
†GSI Technology	19,600	136,416
†Ichor Holdings	25,100	480,916
†Impinj	18,800	314,148
†Inphi	51,994	4,116,365
†Lattice Semiconductor	144,526	2,575,453
†MACOM Technology Solutions Holdings	54,542	1,032,480
†MaxLinear Class A	74,134	865,144
†NeoPhotonics	45,000	326,250
NVE	5,518	287,102
†Onto Innovation	54,924	1,629,595
†PDF Solutions	34,546	404,879
†Photronics	71,360	732,154
Power Integrations	32,456	2,866,838
†Rambus	130,486	1,448,395
†Semtech	75,584	2,834,400
†Silicon Laboratories	49,386	4,218,058
†SiTime	5,800	126,266
†SMART Global Holdings	16,501	400,974
†SunPower	83,500	423,345
†Synaptics	39,252	2,271,513
†Ultra Clean Holdings	47,329	653,140
†Veeco Instruments	54,235	519,029
Xperi	55,235	768,319
		54,896,284
Software–5.04%
†8x8	113,905	1,578,723
†A10 Networks	61,738	383,393
†ACI Worldwide	133,051	3,213,182
†Agilysys	22,804	380,827
†Alarm.com Holdings	43,300	1,684,803
†Altair Engineering Class A	47,400	1,256,100
American Software Class A	35,888	509,968
†Appfolio Class A	18,000	1,997,100
†Appian	40,200	1,617,246
†Avaya Holdings	108,300	876,147

LVIP SSGA Small-Cap Index Fund–19

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Benefitfocus	37,295	$ 332,298
Blackbaud	56,071	3,114,744
†Blackline	49,583	2,608,562
†Bottomline Technologies	49,471	1,813,112
†Box Class A	167,600	2,353,104
†ChannelAdvisor	32,200	233,772
†Cloudera	283,150	2,228,390
†CommVault Systems	49,202	1,991,697
†Cornerstone OnDemand	65,210	2,070,417
†Digimarc	13,458	175,627
†Digital Turbine	95,400	411,174
†Domo Class B	20,100	199,794
Ebix	28,278	429,260
†eGain	19,600	143,668
†Envestnet	55,359	2,977,207
†Everbridge	38,505	4,095,392
†Five9	69,300	5,298,678
†ForeScout Technologies	51,000	1,611,090
†GTY Technology Holdings	49,500	223,740
†Ideanomics	140,600	188,404
†Intelligent Systems	8,500	288,915
j2 Global	53,587	4,010,987
†LivePerson	70,918	1,613,385
†Majesco	8,516	46,497
†MicroStrategy Class A	9,684	1,143,680
†Mitek Systems	43,900	345,932
†MobileIron	111,500	423,700
†Model N	37,400	830,654
†OneSpan	39,396	715,037
†Pareteum	128,900	53,107
†Phunware	52,500	35,438
†Ping Identity Holding	15,700	314,314
Progress Software	51,500	1,648,000
†PROS Holdings	39,437	1,223,730
†Q2 Holdings	50,400	2,976,624
QAD Class A	12,973	518,012
†Qualys	38,625	3,359,989
†Rapid7	56,500	2,448,145
†Rimini Street	25,116	102,724
†Rosetta Stone	23,600	330,872
†SailPoint Technologies Holding	101,100	1,538,742
†SecureWorks Class A	8,800	101,288
†SharpSpring	11,300	68,478
†ShotSpotter	10,100	277,548
†Sprout Social Class A	11,100	177,156
†SPS Commerce	40,002	1,860,493
†SVMK	102,700	1,387,477
†Synchronoss Technologies	45,600	139,080
†Telaria	49,300	295,800
†Telenav	36,909	159,447
†Tenable Holdings	44,800	979,328
TiVo	147,561	1,044,732
†Upland Software	25,775	691,286
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Varonis Systems	34,307	$ 2,184,327
†Verint Systems	76,256	3,279,008
†VirnetX Holding	68,104	372,529
†Workiva	43,400	1,403,122
†Yext	113,900	1,160,641
†Zix	57,874	249,437
†Zuora Class A	105,200	846,860
		86,644,140
Specialty Retail–1.65%
Aaron's	77,200	1,758,616
Abercrombie & Fitch Class A	75,100	682,659
American Eagle Outfitters	185,718	1,476,458
†America's Car-Mart	7,485	421,780
†Asbury Automotive Group	22,844	1,261,674
†Ascena Retail Group	10,117	14,063
†At Home Group	50,192	101,388
†Barnes & Noble Education	41,543	56,498
Bed Bath & Beyond	136,700	575,507
†Boot Barn Holdings	34,418	445,025
Buckle	32,508	445,685
Caleres	43,251	224,905
Camping World Holdings Class A	37,800	215,082
Cato Class A	23,382	249,486
Chico's FAS	121,500	156,735
Children's Place	15,901	311,024
Citi Trends	12,476	111,036
†Conn's	23,009	96,178
†Container Store Group	15,800	37,288
Designer Brands Class A	74,000	368,520
†Express	77,175	114,991
GameStop Class A	68,900	241,150
†Genesco	14,632	195,191
†GNC Holdings Class A	83,700	39,180
Group 1 Automotive	19,735	873,471
Guess	55,821	377,908
Haverty Furniture	21,714	258,179
†Hibbett Sports	17,082	186,792
†Hudson Class A	45,400	227,908
†J. Jill	16,700	9,225
Lithia Motors Class A	25,837	2,113,208
†Lumber Liquidators Holdings	33,816	158,597
†MarineMax	23,740	247,371
†Michaels	98,200	159,084
Monro	38,549	1,688,832
†Murphy USA	33,400	2,817,624
†National Vision Holdings	89,600	1,740,032
Office Depot	646,100	1,059,604
†Party City Holdco	65,000	29,789
Rent-A-Center	55,310	782,083
†RH	19,865	1,995,837
†RTW Retailwinds	34,700	7,290
†Sally Beauty Holdings	138,400	1,118,272

LVIP SSGA Small-Cap Index Fund–20

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Shoe Carnival	11,521	$ 239,291
Signet Jewelers	62,976	406,195
†Sleep Number	31,346	600,589
Sonic Automotive Class A	30,031	398,812
†Sportsman's Warehouse Holdings	52,400	322,784
Tailored Brands	57,342	99,775
Tilly's Class A	25,663	105,988
Winmark	2,987	380,604
†Zumiez	21,923	379,706
		28,384,969
Technology Hardware, Storage & Peripherals–0.16%
†3D Systems	128,922	993,988
AstroNova	8,500	65,960
†Avid Technology	28,700	193,151
†Diebold Nixdorf	93,900	330,528
†Immersion	40,827	218,833
†Stratasys	57,600	918,720
		2,721,180
Textiles, Apparel & Luxury Goods–0.73%
†Centric Brands	23,600	26,432
†Crocs	81,700	1,388,083
Culp	11,280	83,021
†Deckers Outdoor	32,300	4,328,200
†Delta Apparel	7,900	82,239
†Fossil Group	52,000	171,080
†G-III Apparel Group	54,596	420,389
†Kontoor Brands	52,300	1,002,591
Movado Group	18,280	216,070
Oxford Industries	18,666	676,829
Rocky Brands	7,600	147,060
Steven Madden	96,201	2,234,749
Superior Group of Companies	9,100	76,986
†Unifi	17,674	204,135
†Vera Bradley	24,379	100,441
†Vince Holding	4,400	17,072
Wolverine World Wide	94,171	1,431,399
		12,606,776
Thrifts & Mortgage Finance–1.76%
†Axos Financial	68,460	1,241,180
†Bridgewater Bancshares	25,800	251,550
Capitol Federal Financial	150,900	1,751,949
†Columbia Financial	58,400	840,960
ESSA Bancorp	9,700	132,405
Essent Group	111,109	2,926,611
Federal Agricultural Mortgage Class C	10,874	604,921
First Defiance Financial	44,275	652,613
Flagstar Bancorp	38,900	771,387
FS Bancorp	5,000	180,000
Greene County Bancorp	3,452	80,639
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
Hingham Institution for Savings	1,760	$ 255,182
Home Bancorp	9,374	228,913
HomeStreet	24,229	538,611
Kearny Financial	92,837	797,470
Luther Burbank	20,700	189,819
Merchants Bancorp	8,076	122,594
Meridian Bancorp	54,054	606,486
Meta Financial Group	37,900	823,188
†MMA Capital Holdings	6,100	150,853
†Mr Cooper Group	85,802	628,929
†NMI Holdings Class A	74,000	859,140
Northfield Bancorp	52,756	590,340
Northwest Bancshares	118,766	1,374,123
OceanFirst Financial	64,967	1,033,625
†Ocwen Financial	120,300	60,150
OP Bancorp	14,400	107,424
PCSB Financial	19,600	274,204
PennyMac Financial Services Class A	28,100	621,291
†Pioneer Bancorp	13,400	139,092
†Ponce de Leon Federal Bank	10,300	105,781
†Provident Bancorp	8,955	77,192
Provident Financial Holdings	7,600	115,748
Provident Financial Services	68,431	880,023
Prudential Bancorp	8,400	124,320
Radian Group	233,754	3,027,114
Riverview Bancorp	20,509	102,750
Southern Missouri Bancorp	8,098	196,538
Sterling Bancorp	22,300	95,890
Territorial Bancorp	7,947	195,099
Timberland Bancorp	8,640	158,025
TrustCo Bank	107,103	579,427
†Velocity Financial	11,700	88,101
Walker & Dunlop	32,763	1,319,366
Washington Federal	88,700	2,302,652
Waterstone Financial	28,780	418,461
Western New England Bancorp	31,500	212,940
WSFS Financial	60,049	1,496,421
		30,331,497
Tobacco–0.16%
†22nd Century Group	127,200	95,400
†Pyxus International	9,800	30,478
Turning Point Brands	8,225	173,630
Universal	28,742	1,270,684
Vector Group	131,186	1,235,772
		2,805,964
Trading Companies & Distributors–1.16%
Applied Industrial Technologies	43,930	2,008,480
†Beacon Roofing Supply	64,490	1,066,665

LVIP SSGA Small-Cap Index Fund–21

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†BlueLinx Holdings	9,500	$ 47,025
†BMC Stock Holdings	78,700	1,395,351
†CAI International	20,407	288,555
†DXP Enterprises	18,312	224,505
†EVI Industries	3,600	56,808
†Foundation Building Materials	22,900	235,641
GATX	40,100	2,508,656
†General Finance	11,700	73,008
†GMS	45,400	714,142
H&E Equipment Services	38,781	569,305
†Herc Holdings	29,000	593,340
Kaman	32,852	1,263,816
†Lawson Products	5,671	151,529
†MRC Global	95,600	407,256
†NOW	129,356	667,477
Rush Enterprises Class A	32,319	1,031,623
Rush Enterprises Class B	6,007	183,274
†SiteOne Landscape Supply	47,200	3,474,864
Systemax	14,258	252,794
†Textainer Group Holdings	63,520	522,134
†Titan Machinery	19,770	171,801
†Transcat	8,500	225,250
Triton International	61,789	1,598,481
†Veritiv	14,000	110,040
†Willis Lease Finance	3,700	98,420
		19,940,240
Water Utilities–0.64%
American States Water	42,379	3,464,059
Artesian Resources Class A	9,563	357,465
†Cadiz	17,000	198,390
California Water Service Group	55,142	2,774,745
Consolidated Water	14,900	244,360
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities (continued)
Global Water Resources	16,783	$ 171,019
Middlesex Water	20,131	1,210,276
†Pure Cycle	20,000	223,000
SJW Group	31,015	1,791,737
York Water	14,737	640,470
		11,075,521
Wireless Telecommunication Services–0.21%
†Boingo Wireless	52,497	556,993
†Gogo	68,500	145,220
Shenandoah Telecommunications	54,950	2,706,288
Spok Holdings	21,077	225,313
		3,633,814
Total Common Stock (Cost $1,825,661,396)		1,680,912,868
RIGHTS–0.01%
=†πMedia General CVR	82,000	7,790
=†πNewsstar Financial CVR	22,898	16,081
=†πTobira Therapeutics CVR	7,700	108,108
Total Rights (Cost $0)		131,979

MONEY MARKET FUND–2.00%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.32%)	34,386,546	34,386,546
Total Money Market Fund (Cost $34,386,546)		34,386,546

TOTAL INVESTMENTS–99.79% (Cost $1,860,047,942)	1,715,431,393
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	3,572,853
NET ASSETS APPLICABLE TO 78,424,223 SHARES OUTSTANDING–100.00%	$1,719,004,246

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2020, the aggregate value of restricted securities was $138,440, which represented 0.01% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP SSGA Small-Cap Index Fund–22

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Cobalt International Energy	7/6/2017	$—	$—
Corium International	11/29/2018	4,896	4,896
Media General CVR	1/18/2017	—	7,790
Newsstar Financial CVR	12/26/2017	—	16,081
Oncternal Therapeutics	12/26/2017	1,697	1,565
Tobira Therapeutics CVR	11/2/2016	—	108,108
Total		$6,593	$138,440

The following futures contracts were outstanding at March 31, 2020:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
642	E-mini Russell 2000 Index	$36,837,960	$36,345,837	6/19/20	$492,123	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2020.

Summary of Abbreviations:
CVR–Contingent Value Rights
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP SSGA Small-Cap Index Fund–23

LVIP SSGA Small-Cap Index Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Small-Cap Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$23,396,083	$—	$—	$23,396,083
Air Freight & Logistics	6,096,138	—	—	6,096,138
Airlines	4,394,524	—	—	4,394,524
LVIP SSGA Small-Cap Index Fund–24

LVIP SSGA Small-Cap Index Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Auto Components	$14,358,765	$—	$—	$14,358,765
Automobiles	1,025,438	—	—	1,025,438
Banks	152,600,265	—	—	152,600,265
Beverages	6,358,802	—	—	6,358,802
Biotechnology	156,484,690	—	1,565	156,486,255
Building Products	26,061,145	—	—	26,061,145
Capital Markets	25,203,372	—	—	25,203,372
Chemicals	28,642,443	—	—	28,642,443
Commercial Services & Supplies	44,014,405	—	—	44,014,405
Communications Equipment	22,010,004	—	—	22,010,004
Construction & Engineering	17,705,757	—	—	17,705,757
Construction Materials	2,594,873	—	—	2,594,873
Consumer Finance	10,226,728	—	—	10,226,728
Containers & Packaging	1,957,745	—	—	1,957,745
Distributors	1,729,783	—	—	1,729,783
Diversified Consumer Services	15,581,101	—	—	15,581,101
Diversified Financial Services	5,216,309	—	—	5,216,309
Diversified Telecommunication Services	12,940,620	—	—	12,940,620
Electric Utilities	20,085,677	—	—	20,085,677
Electrical Equipment	17,884,204	—	—	17,884,204
Electronic Equipment, Instruments & Components	48,340,162	—	—	48,340,162
Energy Equipment & Services	7,671,150	—	—	7,671,150
Entertainment	3,332,685	—	—	3,332,685
Equity Real Estate Investment Trusts	117,329,175	—	—	117,329,175
Food & Staples Retailing	12,666,499	—	—	12,666,499
Food Products	25,486,414	—	—	25,486,414
Gas Utilities	24,129,255	—	—	24,129,255
Health Care Equipment & Supplies	77,954,327	—	—	77,954,327
Health Care Providers & Services	41,835,317	—	—	41,835,317
Health Care Technology	30,973,879	—	—	30,973,879
Hotels, Restaurants & Leisure	32,023,344	—	—	32,023,344
Household Durables	25,880,715	—	—	25,880,715
Household Products	4,971,608	—	—	4,971,608
Independent Power and Renewable Electricity Producers	7,606,666	—	—	7,606,666
Industrial Conglomerates	854,529	—	—	854,529
Insurance	45,494,541	—	—	45,494,541
Interactive Media & Services	5,464,891	—	4,896	5,469,787
Internet & Direct Marketing Retail	7,497,897	—	—	7,497,897
IT Services	39,113,292	—	—	39,113,292
Leisure Products	7,217,198	—	—	7,217,198
Life Sciences Tools & Services	18,603,027	—	—	18,603,027
Machinery	59,453,372	—	—	59,453,372
Marine	2,214,885	—	—	2,214,885
Media	12,455,563	—	—	12,455,563
Metals & Mining	17,641,667	—	—	17,641,667
Mortgage Real Estate Investment Trusts (REITs)	12,402,419	—	—	12,402,419
Multiline Retail	1,202,950	—	—	1,202,950
Multi-Utilities	12,185,460	—	—	12,185,460
Oil, Gas & Consumable Fuels	20,849,096	—	—	20,849,096
Paper & Forest Products	6,520,960	—	—	6,520,960
Personal Products	5,582,874	—	—	5,582,874
Pharmaceuticals	32,286,892	—	—	32,286,892
Professional Services	25,212,408	—	—	25,212,408
Real Estate Management & Development	10,197,971	—	—	10,197,971
Road & Rail	8,644,063	—	—	8,644,063
Semiconductors & Semiconductor Equipment	54,896,284	—	—	54,896,284
Software	86,644,140	—	—	86,644,140
Specialty Retail	28,384,969	—	—	28,384,969
LVIP SSGA Small-Cap Index Fund–25

LVIP SSGA Small-Cap Index Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Technology Hardware, Storage & Peripherals	$2,721,180	$—	$—	$2,721,180
Textiles, Apparel & Luxury Goods	12,606,776	—	—	12,606,776
Thrifts & Mortgage Finance	30,331,497	—	—	30,331,497
Tobacco	2,805,964	—	—	2,805,964
Trading Companies & Distributors	19,940,240	—	—	19,940,240
Water Utilities	11,075,521	—	—	11,075,521
Wireless Telecommunication Services	3,633,814	—	—	3,633,814
Rights	—	—	131,979	131,979
Money Market Fund	34,386,546	—	—	34,386,546
Total Investments	$1,715,292,953	$—	$138,440	$1,715,431,393
Derivatives:

Assets:
Futures Contract	$492,123	$—	$—	$492,123
During the period ended March 31, 2020, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA Small-Cap Index Fund–26